GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-        GENERAL

a.
Mer Telemanagement Solutions Ltd. (the "Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries (the "Group") is a worldwide provider of telecom expense management (“TEM”), billing solutions and online video advertising solutions and services.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, MTS IntegraTRAK Inc. and MTS Asia Ltd., act as marketing and customer service organizations in those countries.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

On April 1, 2015, the Company acquired 100% of the outstanding shares of Vexigo Ltd. ("Vexigo"), a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices (for further information refer to Note 1d below). Vexigo is a global provider of online video advertising software and services delivering compelling results through a propriety in-house technology and an easy-to-use and very effective publishing platform specifically designed for content publishers. The online video advertising is provided through Vexigo, which has proprietary in-house technology solution specifically designed for content publishers. The Vexigo solution for online and mobile platforms supports multiple ad formats and interactive ad units.

Regarding Vexigo technology and goodwill impairment in 2016, see Note 1d below.

b.
In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil. The results of operations of such subsidiary, which is inactive, are classified as discontinued operations in the statement of operations.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2015, 2016 and 2017, are as follows:

	Year ended December 31,
	2017	2016	2015

Net income (loss) from discontinued operations	$(53)	$(27)	$177

Basic and diluted net income per Ordinary share from discontinued operations	$(0.02)	$(0.01)	$0.07

c.
The Company has historically suffered recurring losses from operations .The Company incurred losses for the year ended December 31, 2017, amounting to $ 1,768, and accumulated deficit of $ 26,472. In addition, the Company incurred negative cash flows from operations of $ 668 for the year ended December 31, 2017, and has a working capital deficiency of $ 1,409 as of that date. Those factors raise substantial doubt about the Company's ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due.

            The Company intends to finance operating costs over the next twelve months with existing cash on hand and by reducing operating spend. However, the Company will need to seek additional sources of financing if it requires more funds than anticipated during the next twelve months or in later periods. The Company expects to explore various financing alternatives to raise additional funds to support its operations in the foreseeable future. There can be no assurance that additional financing will be available on satisfactory terms, or at all. If the Company is unable to secure needed financing, management may be forced to take additional actions, which may include significantly reducing its anticipated level of expenditures.

             The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The consolidated financial statements for the year ended December 31, 2017, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty to the Company's ability to continue as a going concern.

d.
As stated above, the Company acquired 100% of the outstanding shares of Vexigo in consideration of $ 3,000 at closing and two additional payments of $ 500 each that were to be paid three months and six months following the closing date, as well as 1,038,363 ordinary shares having a total value of $ 4,368.. The agreement further provides for earn-out payments of up to $ 16,000 over a 5.5 years period from the closing date, based on the earnings of the Vexigo product line which was valued on the date of acquisition at $ 6,532.

Under business combination accounting the total purchase price was allocated to Vexigo's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

In addition, the Company was obligated to pay the former Vexigo shareholders a dividend in the amount of approximately $ 1,000 which was declared before the acquisition and the working outstanding capital amount at the closing date in the amount of approximately $600.

In September 2015, the former Vexigo shareholders agreed that payment of the two remaining installments related to the acquisition consideration would be postponed until January 1, 2016.

In February 2016, the Company further renegotiated and extended the payment of $ 2,600 due to Vexigo’s former shareholders. As part of this arrangement, the parties also agreed that if, at any time, Company's cash balance will be lower than $ 2,500, than the Company will stop payments until its cash balances return to that level. During 2016, the Company paid an aggregate amount of $ 1,400 to the former Vexigo shareholders. As of December 31, 2016, the outstanding balance due to Vexigo's shareholders was $ 1,200.

In May 2016, the Company completed a private placement of 216,158 Ordinary shares, for an aggregate investment of approximately $ 700, out of which $ 400 was invested by former Vexigo shareholders.

On August 14, 2017, the Company completed a private placement of 200,803 Ordinary shares, for an aggregate investment of approximately $ 400.

In August 2017, the Company converted the remaining debt to Vexigo former shareholders of $ 1,220 incurred in connection with the acquisition of Vexigo Ltd. into warrants to acquire 400,000 Ordinary shares of the Company. The warrants have a term of five years and are exercisable at par value per Ordinary share commencing on the second anniversary of their issuance. During the two year period following issuance, the Company has an option to purchase all or a portion of such warrants at a price per warrant of $ 3.

e.	On May 11, 2015, the Company issued an aggregate of 75,757, Ordinary shares in a private placement of securities. The aggregate proceeds of this issuance was $ 500.